Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	THE HARTFORD MUTUAL FUNDS, INC.
Prospectus Date	rr_ProspectusDate	Feb. 28, 2025
The Hartford Conservative Allocation Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	The Hartford Conservative Allocation Fund Summary Section
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income and long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	YOUR EXPENSES.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. Please contact your financial intermediary for more information regarding whether you may be required to pay a brokerage commission or other fees. You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $50,000in certain classes of Hartford mutual funds or in The Hartford® SMART529® College Savings Plan. More information about these and other discounts is available from your financial professional and in the “How Sales Charges Are Calculated” section beginning on page 103 of the Fund’s statutory prospectus. Descriptions of any financial intermediary specific sales charge waivers and discounts are set forth in Appendix A to the statutory prospectus.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2026
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund will pay transaction costs, such as commissions, when it buys and sells shares of affiliated exchange traded funds (or “turns over” its portfolio). The Fund will not incur transaction costs when it buys and sells affiliated mutual funds, but it could incur transaction costs if it were to buy and sell other types of securities directly. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended October 31, 2024, the Fund’s portfolio turnover rate was 29% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	29.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Investments of $1 million or more will not be subject to a front-end sales charge, but may be subject to a 1.00% contingent deferred sales charge.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $50,000in certain classes of Hartford mutual funds or in The Hartford® SMART529® College Savings Plan.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	“Management fees” have been restated to reflect the elimination of the contractual investment management fee.“Other expenses” for Class A have been restated to reflect current expenses. “Other expenses” for Class Y shares are estimated for the current fiscal year.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	“Total annual fund operating expenses” do not correlate to the ratio of expenses to average net assets disclosed in the financial highlights table in the Fund’s statutory prospectus, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses or the impact of any restated fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as shown below, redeem all of your shares at the end of those periods. The example also assumes that:●Your investment has a 5% return each year ●The Fund’s operating expenses remain the same ●You reinvest all dividends and distributions.Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to meet its investment objective through investment in a combination of other mutual funds and exchange traded funds (“ETFs”) advised by Hartford Funds Management Company, LLC (the “Investment Manager”) or a wholly owned subsidiary of the Investment Manager (the “Underlying Funds”). The Underlying Funds include fixed income funds, equity funds and funds that may have exposures to alternative asset classes, including commodities. The Fund may also invest in one or more unaffiliated money market funds.The Investment Manager anticipates allocating approximately 20%-50% of the Fund’s total assets to the equity component and approximately 50%-80% of the Fund’s total assets to the fixed income component. The Investment Manager may change these target allocations depending on its analysis of global financial markets and macro-economic trends. The Investment Manager regularly reviews and adjusts the allocations to favor investments in those Underlying Funds that it believes will provide the most favorable outlook for achieving the Fund’s investment objective.The equity component is generally comprised of domestic, global and international equity funds and/or equity related investments. The fixed income component is generally comprised of fixed income funds investing in several asset classes of varying credit quality and duration profiles and/or fixed income related investments. The Fund may also invest in Underlying Funds that allocate to alternative asset classes, including commodities.The Underlying Funds use a broad array of investment strategies. The Underlying Funds may invest in many types of instruments, including but not limited to equity and equity related securities across the market capitalization spectrum, fixed income instruments of varying credit quality and duration, and derivatives. The debt securities in which certain Underlying Funds may invest include government (including sovereign debt), government agency, corporate, mortgage-backed and asset-backed securities, among other types of debt securities, with a variety of maturities and qualities that range from investment grade to below investment grade (also referred to as “junk bonds”), and unrated securities determined to be of comparable quality. The Underlying Funds may invest in domestic and foreign securities, including emerging market securities.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The performance information indicates the risks of investing in the Fund. Keep in mind that past performance (before and after taxes) does not indicate future results. Updated performance information is available at hartfordfunds.com. The returns for the Fund in the bar chart and table:●Assume reinvestment of all dividends and distributions ●Prior to December 1, 2015, reflect the Fund’s performance when the Fund pursued a modified strategy and was managed by a sub-adviser●Reflect fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower.The bar chart:●Shows how the Fund’s total return has varied from year to year ●Returns do not include sales charges. If sales charges were reflected, returns would have been lower●Shows the returns of Class A shares. Returns for the Fund’s other classes differ only to the extent that the classes do not have the same expenses.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	 The performance information indicates the risks of investing in the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	hartfordfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that past performance (before and after taxes) does not indicate future results.
Bar Chart [Heading]	rr_BarChartHeading	Total returns by calendar year (excludes sales charges)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the chart above:ReturnsQuarter EndedBest Quarter Return9.45%June 30, 2020Worst Quarter Return-9.81%March 31, 2020
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns, which are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes, are shown only for Class A shares and will vary for other classes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns, which depend on an investor’s particular tax situation, may differ from those shown and are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns, which are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes, are shown only for Class A shares and will vary for other classes.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The table below shows returns for the Fund over time compared to those of the Fund’s blended benchmark and the indices that comprise the blended benchmark. The indices that comprise the blended benchmark are broad based market indices and serve as the Fund’s regulatory indices. The blended benchmark serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The blended benchmark is calculated by Hartford Funds Management Company, LLC. After-tax returns, which are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes, are shown only for Class A shares and will vary for other classes. Actual after-tax returns, which depend on an investor’s particular tax situation, may differ from those shown and are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Caption	rr_AverageAnnualReturnCaption	Average annual total returns for periods ending December 31, 2024 (including sales charges)
The Hartford Conservative Allocation Fund | Risk Lose Money [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.
The Hartford Conservative Allocation Fund | Risk Not Insured Depository Institution [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The Hartford Conservative Allocation Fund | Fund Of Funds Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Fund of Funds Risk – The Fund’s investment performance is directly related to the investment performance of the Underlying Funds it holds and changes in the value of such Underlying Funds may have a significant effect on the net asset value of the Fund. If one or more Underlying Funds fail to meet their investment objectives, the Fund’s performance could be negatively affected. The Fund’s strategy for allocating assets among different asset classes and Underlying Funds may not work as intended and the Fund may underperform funds with similar investment strategies. By investing in the Fund, you will indirectly bear fees and expenses charged by the Underlying Funds, in addition to the Fund’s direct fees and expenses. Management of the Fund entails potential conflicts of interest because the Fund invests in affiliated Underlying Funds. To mitigate these conflicts, the Investment Manager has implemented a conflicts of interest policy. The Fund is also subject to the risks associated with the Underlying Funds in proportion to its investment. The risks of the Underlying Funds include risks specific to their strategies, such as:●Fixed Income Risk – Risks related to fixed income investments include credit risk, interest rate risk and call risk, among others. Credit risk is the risk that the issuer of a security or other instrument will not be able to make principal and interest payments when due. Interest rate risk is the risk that your investment may go down in value when interest rates rise, because when interest rates rise, the prices of bonds and fixed rate loans fall. Call risk is the risk that an issuer, especially during a period of falling interest rates, may redeem a security by repaying it early, which may reduce an Underlying Fund’s income if the proceeds are reinvested at lower interest rates. The risks associated with mortgage related- and asset-backed securities as well as collateralized loan obligations (CLOs) include credit, interest-rate, prepayment, liquidity, default and extension risks. The purchase of securities in the To-Be-Announced (TBA) market can result in additional price and counterparty risk. Investments in high-yield (“junk”) bonds involve greater risk of price volatility, illiquidity, and default than higher-rated debt securities.●Equity Risk – The risk that the price of equity or equity related securities may decline due to changes in a company’s financial condition and overall market and economic conditions. The securities of large market capitalization companies may underperform other segments of the market because such companies may be less responsive to competitive challenges and opportunities and may be unable to attain high growth rates during periods of economic expansion. The securities of small capitalization and mid capitalization companies involve greater risks than stocks of larger, more established companies and may be subject to more abrupt or erratic price movements. For dividend-paying stocks, dividends are not guaranteed and may decrease without notice. Different investment styles may go in and out favor, which may cause a fund to underperform the broader stock market.●Foreign Investments, Emerging Markets and Currency Risk – Investments in foreign securities may be riskier than investments in U.S. securities. Differences between the U.S. and foreign regulatory regimes and securities markets, including the less stringent investor protection and disclosure standards of some foreign markets, as well as political and economic developments in foreign countries and regions, may affect the value of an Underlying Fund’s investments in foreign securities. The risks related to investing in foreign securities are generally greater with respect to investments in companies that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets. Changes in currency exchange rates may also adversely affect an Underlying Fund’s foreign investments. ●Derivatives Risk – Derivatives are instruments whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed an Underlying Fund’s original investment. Successful use of derivative instruments by an Underlying Fund depends on the sub-adviser’s judgment with respect to a number of factors and such Underlying Fund’s performance could be worse and/or more volatile than if it had not used these instruments. In addition, the fluctuations in the value of derivatives may not correlate perfectly with the value of any portfolio assets being hedged, the performance of the asset class to which the sub-adviser seeks exposure, or the overall securities markets. ●Liquidity Risk – The risk that the market for a particular investment or type of investment is or becomes relatively illiquid, making it difficult for an Underlying Fund to sell that investment at an advantageous time or price. Illiquidity may be due to events relating to the issuer of the securities, market events, rising interest rates, economic conditions or investor perceptions. Illiquid securities may be difficult to value and their value may be lower than the market price of comparable liquid securities, which would negatively affect an Underlying Fund’s performance. ●ETF Specific Risk – ETFs are also subject to the following risks: (i) the market price of an ETF’s shares may trade above or below net asset value; (ii) there may be an inactive trading market for an ETF; and (iii) trading of an ETF’s shares may be halted, delisted, or suspended on the listing exchange. The Fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs.
The Hartford Conservative Allocation Fund | Active Investment Management Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Active Investment Management Risk – The risk that, if the Investment Manager’s investment strategy does not perform as expected, the Fund could underperform its peers or lose money.
The Hartford Conservative Allocation Fund | Market Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Market Risk – Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Securities of a company may decline in value due to its financial prospects and activities, including certain operational impacts, such as data breaches and cybersecurity attacks. Securities may also decline in value due to general market and economic movements and trends, including adverse changes to credit markets, or as a result of other events such as geopolitical events, natural disasters, or widespread pandemics (such as COVID-19) or other adverse public health developments.
The Hartford Conservative Allocation Fund | Large Shareholder Transaction Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Large Shareholder Transaction Risk – The Fund may experience adverse effects when certain large shareholders redeem or purchase large amounts of shares of the Fund. Such redemptions may cause the Fund to sell securities at times when it would not otherwise do so or borrow money (at a cost to the Fund), which may negatively impact the Fund’s performance and liquidity. Similarly, large purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs.
The Hartford Conservative Allocation Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management fees	rr_ManagementFeesOverAssets	none	[2]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Total other expenses	rr_OtherExpensesOverAssets	0.30%	[3]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.46%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.01%	[4],[5]
Year 1	rr_ExpenseExampleYear01	$ 647
Year 3	rr_ExpenseExampleYear03	854
Year 5	rr_ExpenseExampleYear05	1,077
Year 10	rr_ExpenseExampleYear10	$ 1,718
2015	rr_AnnualReturn2015	(3.31%)
2016	rr_AnnualReturn2016	4.01%
2017	rr_AnnualReturn2017	10.07%
2018	rr_AnnualReturn2018	(3.79%)
2019	rr_AnnualReturn2019	13.80%
2020	rr_AnnualReturn2020	8.74%
2021	rr_AnnualReturn2021	5.40%
2022	rr_AnnualReturn2022	(13.43%)
2023	rr_AnnualReturn2023	9.63%
2024	rr_AnnualReturn2024	8.24%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.45%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.81%)
The Hartford Conservative Allocation Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management fees	rr_ManagementFeesOverAssets	none	[2]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Total other expenses	rr_OtherExpensesOverAssets	0.34%	[3]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.46%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.80%	[4],[5]
Year 1	rr_ExpenseExampleYear01	$ 283
Year 3	rr_ExpenseExampleYear03	566
Year 5	rr_ExpenseExampleYear05	975
Year 10	rr_ExpenseExampleYear10	2,116
Year 1	rr_ExpenseExampleNoRedemptionYear01	183
Year 3	rr_ExpenseExampleNoRedemptionYear03	566
Year 5	rr_ExpenseExampleNoRedemptionYear05	975
Year 10	rr_ExpenseExampleNoRedemptionYear10	$ 2,116
The Hartford Conservative Allocation Fund | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	none	[2]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Total other expenses	rr_OtherExpensesOverAssets	0.28%	[3]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.46%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.74%	[4],[5]
Year 1	rr_ExpenseExampleYear01	$ 76
Year 3	rr_ExpenseExampleYear03	237
Year 5	rr_ExpenseExampleYear05	411
Year 10	rr_ExpenseExampleYear10	$ 918
The Hartford Conservative Allocation Fund | Class R3
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	none	[2]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Total other expenses	rr_OtherExpensesOverAssets	0.39%	[3]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.46%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.35%	[4],[5]
Year 1	rr_ExpenseExampleYear01	$ 137
Year 3	rr_ExpenseExampleYear03	428
Year 5	rr_ExpenseExampleYear05	739
Year 10	rr_ExpenseExampleYear10	$ 1,624
The Hartford Conservative Allocation Fund | Class R4
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	none	[2]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Total other expenses	rr_OtherExpensesOverAssets	0.34%	[3]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.46%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.05%	[4],[5]
Year 1	rr_ExpenseExampleYear01	$ 107
Year 3	rr_ExpenseExampleYear03	334
Year 5	rr_ExpenseExampleYear05	579
Year 10	rr_ExpenseExampleYear10	$ 1,283
The Hartford Conservative Allocation Fund | Class R5
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	none	[2]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Total other expenses	rr_OtherExpensesOverAssets	0.29%	[3]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.46%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.75%	[4],[5]
Year 1	rr_ExpenseExampleYear01	$ 77
Year 3	rr_ExpenseExampleYear03	240
Year 5	rr_ExpenseExampleYear05	417
Year 10	rr_ExpenseExampleYear10	$ 930
The Hartford Conservative Allocation Fund | Class Y
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	none	[2]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Total other expenses	rr_OtherExpensesOverAssets	0.28%	[3]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.46%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.74%	[4],[5]
Year 1	rr_ExpenseExampleYear01	$ 76
Year 3	rr_ExpenseExampleYear03	237
Year 5	rr_ExpenseExampleYear05	411
Year 10	rr_ExpenseExampleYear10	$ 918
The Hartford Conservative Allocation Fund | Class F
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	none	[2]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Total other expenses	rr_OtherExpensesOverAssets	0.18%	[3]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.46%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.64%	[4],[5]
Year 1	rr_ExpenseExampleYear01	$ 65
Year 3	rr_ExpenseExampleYear03	205
Year 5	rr_ExpenseExampleYear05	357
Year 10	rr_ExpenseExampleYear10	$ 798
The Hartford Conservative Allocation Fund | After Taxes on Distributions | Class A
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.31%
5 Years	rr_AverageAnnualReturnYear05	1.25%
10 Years	rr_AverageAnnualReturnYear10	2.17%
The Hartford Conservative Allocation Fund | Return Before Taxes | Class A
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.29%
5 Years	rr_AverageAnnualReturnYear05	2.16%
10 Years	rr_AverageAnnualReturnYear10	3.04%
The Hartford Conservative Allocation Fund | Return Before Taxes | Class C
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.35%
5 Years	rr_AverageAnnualReturnYear05	2.50%
10 Years	rr_AverageAnnualReturnYear10	2.83%
The Hartford Conservative Allocation Fund | Return Before Taxes | Class I
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.55%
5 Years	rr_AverageAnnualReturnYear05	3.57%
10 Years	rr_AverageAnnualReturnYear10	3.89%
The Hartford Conservative Allocation Fund | Return Before Taxes | Class R3
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.90%
5 Years	rr_AverageAnnualReturnYear05	2.95%
10 Years	rr_AverageAnnualReturnYear10	3.30%
The Hartford Conservative Allocation Fund | Return Before Taxes | Class R4
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.16%
5 Years	rr_AverageAnnualReturnYear05	3.25%
10 Years	rr_AverageAnnualReturnYear10	3.60%
The Hartford Conservative Allocation Fund | Return Before Taxes | Class R5
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.47%
5 Years	rr_AverageAnnualReturnYear05	3.55%
10 Years	rr_AverageAnnualReturnYear10	3.91%
The Hartford Conservative Allocation Fund | Return Before Taxes | Class Y
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.55%	[6]
5 Years	rr_AverageAnnualReturnYear05	3.57%	[6]
10 Years	rr_AverageAnnualReturnYear10	3.89%	[6]
The Hartford Conservative Allocation Fund | Return Before Taxes | Class F
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.57%	[6]
5 Years	rr_AverageAnnualReturnYear05	3.67%	[6]
10 Years	rr_AverageAnnualReturnYear10	3.97%	[6]
The Hartford Conservative Allocation Fund | After Taxes on Distributions and Sale of Fund Shares | Class A
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.47%
5 Years	rr_AverageAnnualReturnYear05	1.39%
10 Years	rr_AverageAnnualReturnYear10	2.06%
The Hartford Conservative Allocation Fund | Russell 3000 Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	23.81%
5 Years	rr_AverageAnnualReturnYear05	13.86%
10 Years	rr_AverageAnnualReturnYear10	12.55%
The Hartford Conservative Allocation Fund | Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.25%
5 Years	rr_AverageAnnualReturnYear05	(0.33%)
10 Years	rr_AverageAnnualReturnYear10	1.35%
The Hartford Conservative Allocation Fund | MSCI ACWI ex USA Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.53%
5 Years	rr_AverageAnnualReturnYear05	4.10%
10 Years	rr_AverageAnnualReturnYear10	4.80%
The Hartford Conservative Allocation Fund | 65% Bloomberg US Aggregate Bond Index/ 25% Russell 3000 Index/ 10% MSCI ACWI ex USA Index (Net)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.03%
5 Years	rr_AverageAnnualReturnYear05	3.81%
10 Years	rr_AverageAnnualReturnYear10	4.65%

[1]	Investments of $1 million or more will not be subject to a front-end sales charge, but may be subject to a 1.00% contingent deferred sales charge.
[2]	“Management fees” have been restated to reflect the elimination of the contractual investment management fee.
[3]	“Other expenses” for Class A have been restated to reflect current expenses. “Other expenses” for Class Y shares are estimated for the current fiscal year.
[4]	Hartford Funds Management Company, LLC (the “Investment Manager”) has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, and extraordinary expenses) to the extent necessary to limit total annual fund operating expenses as follows: 1.13% (Class A), 1.89% (Class C), 0.84% (Class I), 1.44% (Class R3), 1.14% (Class R4), 0.84% (Class R5), 0.84% (Class Y), and 0.73% (Class F). This contractual arrangement will remain in effect until February 28, 2026 unless the Board of Directors of The Hartford Mutual Funds, Inc. approves its earlier termination.
[5]	“Total annual fund operating expenses” do not correlate to the ratio of expenses to average net assets disclosed in the financial highlights table in the Fund’s statutory prospectus, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses or the impact of any restated fees.
[6]	Class Y shares commenced operations on October 25, 2024 and performance prior to that date is that of the Fund’s Class I shares. Class F shares commenced operations on February 28, 2017 and performance prior to that date is that of the Fund’s Class I shares. Performance prior to an inception date of a class has not been adjusted to reflect the operating expenses of such class.